INCOME TAXES - EARNINGS FROM CONTINUING OPERATIONS BEFORE INCOME TAXES (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
Income (Loss) from Continuing Operations before Income Taxes, Domestic	$ 9,277	$ 9,031	$ 8,788
Income (Loss) from Continuing Operations before Income Taxes, Foreign	4,049	4,226	4,581
Income Loss From Continuing Operations Before Income Taxes Adjusted for Net Earnings Attributable to Noncontrolling Interests	$ 13,326	$ 13,257	$ 13,369